NOTES PAYABLE AND CONVERTIBLE DEBENTURES - Schedule of debt (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Notes Payable	$ 65,815,494	$ 66,448,306
Less Unamortized Debt Issuance Costs and Loan Origination Fees	(1,752,570)	(3,789,358)
Net Amount	64,062,924	62,658,948
Less Current Portion of Notes Payable	(7,550,324)	(40,237)
Notes Payable, Net of Current Portion	56,512,600	62,618,711
Term loan payable maturing in November 2026, 10.00% pe annum
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Notes Payable	$ 49,375,000	$ 50,000,000
Stated interest rate	10.00%	10.00%
Convertible Debentures
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Notes Payable	$ 16,006,084	$ 16,006,084
Other
NOTES PAYABLE AND CONVERTIBLE DEBENTURES
Notes Payable	$ 434,410	$ 442,222